CONSOLIDATED AND COMBINED CARVE-OUT BALANCE SHEETS (Parenthetical)	Dec. 31, 2012	Dec. 31, 2011
Partners' capital:
Common units issued (in shares)	36,246,149	23,127,254
Common units outstanding (in shares)	36,246,149	23,127,254
Subordinated units issued (in shares)	15,949,831	15,949,831
Subordinated units outstanding (in shares)	15,949,831	15,949,831
General Partner units issued (in shares)	1,065,225	797,492
General Partner unit outstanding (in shares)	1,065,225	797,492